SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development expenses and Foreign currencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Research and development expenses	$ 60,146,506	$ 47,769,773	$ 22,507,376
Cash and cash equivalents	277,660,847	269,057,708	79,652,897
CNY
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 46,426,074	$ 1,606,471	$ 5,972,337